Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Weighted average effective interest rate on bank deposits	2.18%	1.36%	1.31%